Expense Example, No Redemption - Davis New York Venture Fund - Davis New York Venture Fund	Jul. 31, 2025 USD ($)
Class A shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 563
Expense Example, No Redemption, 3 Years	751
Expense Example, No Redemption, 5 Years	955
Expense Example, No Redemption, 10 Years	1,541
Class C shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,840
Class R shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	1,455
Class Y shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 835